Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Schedule of number and weighted average exercise prices of share options
	Weighted average exercise price			Number of options
	2022	2021	2020	2022	2021	2020
Outstanding on January 1	0.97	1.02	1.71	7,751,303	6,994,377	4,754,676
Expired and forfeited during the year	0.82	1.52	0.23	(418,068)	(413,074)	(1,486,125)
Granted during the year	0.28	0.47	0.43	11,135,000	1,170,000	3,725,826
Outstanding on December 31	0.52	0.97	1.02	18,468,235	7,751,303	6,994,377
Exercisable on December 31	0.97	1.48	1.54	6,144,318	4,451,430	1,753,632

Schedule of number of RSUs
	Number of RSUs
	2022	2021
Outstanding at January 1	2,610,000	3,390,000
Granted during the year	6,785,000	1,020,000
Forfeited during the year	(157,083)	(166,250)
Vested during the year	(1,380,000)	(1,633,750)
Outstanding at December 31	7,857,917	2,610,000

Schedule of options to service providers were measured at the fair value of the service
	2022	2021	2020
Share Price - USD	0.213 - 0.316	0.380-0.517	0.32-0.898
Exercise price - USD	0.208-0.304	0.470-0.492	0.346-0.432
Expected volatility (%)	91.64-96.26	95.07-96.1	95.68-107
Expected duration (years)	2-5	2-5	4-7
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	2.90%-4.28%	0.87%-1.166%	0.298%-0.5%

Schedule of share based expenses recognized
	For the year ended December 31
	2022	2021	2020
	USD thousands
Research and development expenses	768	557	756
General and administrative expenses	1,644	1,525	1,889

Total share-based expense recognized	2,412	2,082	2,645